Share-Based Compensation - Schedule of Stock Options Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at the beginning of the year (in shares)	0	0	17
Exercised during the year (in shares)	0	0	(17)
Forfeited or expired during the year (in shares)	0	0	0
Outstanding and exercisable at year end (in shares)	0	0	0
Weighted- average exercise price
Outstanding at the beginning of the year (in USD per share)			$ 31.64
Exercised during the year (in USD per share)	$ 0.00	$ 0.00	31.64
Forfeited or expired during the year (in USD per share)	$ 0.00	$ 0.00	$ 0.00
Outstanding and exercisable	$ 0	$ 0	$ 0
Exercised	$ 0	$ 0	$ 554